SEGMENT AND DISAGGREGATED REVENUE INFORMATION	12 Months Ended
Jan. 01, 2022
Segment Reporting [Abstract]
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
NOTE 15. SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Segment Reporting
We have the following reportable segments:
•	Label and Graphic Materials – manufactures and sells pressure-sensitive label and packaging materials and films for graphic and reflective products;
•
Retail Branding and Information Solutions – designs, manufactures and sells a wide variety of branding and information solutions, including brand and price tickets, tags and labels (including RFID inlays), and related services, supplies and equipment; and

•	Industrial and Healthcare Materials – manufactures and sells performance tapes and other adhesive products for industrial, medical and other applications, as well as fastener solutions.
Intersegment sales are recorded at or near market prices and are eliminated in determining consolidated sales. We evaluate our performance based on income from operations before interest expense and taxes. Corporate expense is excluded from the computation of income from operations for the segments.
We do not disclose total assets by reportable segment since we neither generate nor review that information internally. As our reporting structure is neither organized nor reviewed internally by country, results by individual country are not provided.
Disaggregated Revenue Information
Disaggregated revenue information is shown below in the manner that best depicts how the nature, amount, timing and uncertainty of our revenue and cash flows are affected by economic factors. Revenue from our LGM reportable segment is attributed to geographic areas based on the location from which products are shipped. Revenue from our RBIS reportable segment is shown by product group
.

(In millions)	2021	2020	2019

Net sales to unaffiliated customers
Label and Graphic Materials:
U.S.	$1,462.5	$1,294.3	$1,246.6
Europe	2,025.5	1,758.1	1,767.9
Asia	1,224.5	1,040.8	1,065.0
Latin America	395.4	340.3	375.4
Other international	322.5	281.6	291.0

Total Label and Graphic Materials	5,430.4	4,715.1	4,745.9

Retail Branding and Information Solutions:
Apparel	1,839.1	1,432.3	1,458.5
Identification Solutions (1) and Vestcom	362.7	198.6	191.8

Total Retail Branding and Information Solutions	2,201.8	1,630.9	1,650.3

Industrial and Healthcare Materials	776.1	625.5	673.9

Net sales to unaffiliated customers	$8,408.3	$6,971.5	$7,070.1
(1)	Previously referred to as Printer Solutions
Revenue by geographic area is shown below. Revenue is attributed to geographic areas based on the location from which products are shipped.

(In millions)	2021	2020	2019

Net sales to unaffiliated customers
U.S.	$2,065.2	$1,683.6	$1,638.8
Europe	2,541.4	2,164.7	2,160.2
Asia	2,914.5	2,378.5	2,458.5
Latin America	537.6	440.3	498.3
Other international	349.6	304.4	314.3

Net sales to unaffiliated customers	$8,408.3	$6,971.5	$7,070.1
Net sales to unaffiliated customers in Asia included sales in China (including Hong Kong) of $1.68 billion in 2021, $1.31 billion in 2020 and $1.38 billion in 2019.
No single customer represented 10% or more of our net sales in year-end 2021, 2020 and 2019. During 2021, 2020 and 2019, our ten largest customers by net sales in the aggregate represented approximately 16%, 17% and 16% of our net sales, respectively.
Additional Segment Information
Additional financial information by reportable segment is shown below.

(In millions)	2021	2020	2019

Intersegment sales

Label and Graphic Materials	$98.5	$80.3	$80.2
Retail Branding and Information Solutions	37.3	27.5	20.6
Industrial and Healthcare Materials	13.3	6.4	8.8

Intersegment sales	$149.1	$114.2	$109.6

Income before taxes
Label and Graphic Materials	$801.7	$688.8	$601.5
Retail Branding and Information Solutions	257.2	144.7	196.6
Industrial and Healthcare Materials	81.6	58.2	60.0
Corporate expense	(81.8)	(82.5)	(87.6)
Interest expense	(70.2)	(70.0)	(75.8)
Other non-operating expense (income), net	4.1	(1.9)	(445.2)

Income before taxes	$992.6	$737.3	$249.5

Capital expenditures (1) (2)
Label and Graphic Materials	$133.6	$87.3	$137.8
Retail Branding and Information Solutions	96.3	101.6	63.1
Industrial and Healthcare Materials	36.7	17.3	24.2

Capital expenditures	$266.6	$206.2	$225.1

Depreciation and amortization expense (1)
Label and Graphic Materials	$114.3	$107.0	$100.2
Retail Branding and Information Solutions	102.2	71.6	52.6
Industrial and Healthcare Materials	27.6	26.7	26.2

Depreciation and amortization expense	$244.1	$205.3	$179.0

Other expense (income), net by reportable segment
Label and Graphic Materials	$(28.1)	$22.2	$28.3
Retail Branding and Information Solutions	36.6	22.7	9.9
Industrial and Healthcare Materials	2.4	8.4	9.4
Corporate	(5.3)	.3	5.6

Other expense (income), net	$5.6	$53.6	$53.2

(1)	Corporate capital expenditures and depreciation and amortization expense are allocated to the reportable segments based on their percentage of consolidated net sales.
(2)	Capital expenditures for property, plant and equipment include accruals.

Other expense (income), net by type were as follows:

(In millions)	2021	2020	2019

Other expense (income), net by type
Restructuring charges:
Severance and related costs	$10.5	$49.1	$45.3
Asset impairment charges and lease cancellation costs	3.1	6.2	5.1
Other items:
Transaction and related costs	20.9	4.2	2.6
Loss (gain) on sales of assets, net	.2	(.5)	(3.2)
Gain on venture investments, net	(23.0)	(5.4)	–
Gain on sale of product line	(5.7)	–	–
Outcomes of legal proceedings, net (1)	(.4)	–	3.4

Other expense (income), net	$5.6	$53.6	$53.2
(1)
2021 includes an indirect tax credit based on a Brazilian Federal Supreme Court ruling in our favor in the amount of $29.1 million, partially offset by a contingent liability related to a patent infringement lawsuit in the amount of $26.6 million. Refer to Note 8, “Contingencies” for more information related to the patent infringement lawsuit.

Property, plant and equipment, net, in our U.S. and international operations were as follows:

(In millions)	2021	2020	2019

Property, plant and equipment, net
U.S.	$524.0	$403.1	$366.9
International	953.7	940.6	843.8

Property, plant and equipment, net	$1,477.7	$1,343.7	$1,210.7
Property, plant a
n
d equipment, net, located in China (including Hong Kong) was approximately $290 million in 2021, approximately $297 million in 2020 and approximately $282 million in 2019.